Amount Due to Noncontrolling Interest Investor (Tables)	12 Months Ended
Dec. 31, 2014
Amount Due To Noncontrolling Interest Investor [Abstract]
Amount Due To Noncontrolling Interest Investor
	December 31, 2014	December 31, 2013
Principal Payable	$2,623,137	$3,557,933
Interest payable	2,249,977	1,656,042
Total	$4,873,114	$5,213,975